Inventories (Details Textual) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Floor Plan Loans [Member]
Inventories (Textual)
Machinery and equipment inventory pledged to secure a loan	$ 13,908	$ 108,124	$ 168,137